Accrued Expenses and Other Liabilities - Summary of Reconciliation of Changes in Product Warranty Liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Standard Product Warranty Disclosure [Abstract]
Balance at the beginning of the year	¥ 3,780	$ 532	¥ 4,758
Accruals during the year	2,410	339	880
Claims during the year	(594)	(84)	(661)
Reversal during the year	(1,710)	(240)	(1,197)
Balance at the ending of the year	3,886	$ 547	3,780
Less: Non-current portion of warranty	(1,053)		(474)	$ (148)
Current portion of warranty	¥ 2,833		¥ 3,306	$ 399